BANK BORROWINGS (Schedule of Long-Term Bank Borrowing's Guarantees) (Details) - Financial Guarantee [Member] - Long-term bank borrowings [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Guarantor Obligations [Line Items]
Debt guarantee	$ 262.1	$ 292.8
Debt guarantee, fixed deposit	62.9	51.2
Land use right and machinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee	44.9	38.2
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd [Member]
Guarantor Obligations [Line Items]
Debt guarantee	50.0	50.0
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu [Member]
Guarantor Obligations [Line Items]
Debt guarantee	0.0	30.6
China Electric Equipment Group Co., Ltd. and machinery [Member]
Guarantor Obligations [Line Items]
Debt guarantee	0.0	13.0
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi [Member]
Guarantor Obligations [Line Items]
Debt guarantee	100.0	100.0
Construction in Progress & Property, plant and equipment [Member]
Guarantor Obligations [Line Items]
Debt guarantee	$ 4.3	$ 9.8